Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit (loss)	€ (227,065)	€ (170,381)	€ (165,358)
Profit (loss), attributable to non-controlling interests	(376)	(310)	(3,779)
Profit (loss), attributable to ordinary equity holders of parent entity	€ (226,689)	€ (170,071)	€ (161,579)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of shares for basic EPS	140,655,697	94,963,796	94,963,796
Share options	8,419,896	6,497,213	3,119,765
Weighted average number of shares adjusted for the effect of dilution	149,075,593	101,461,009	98,083,561
Loss per share - basic	€ (1.61)	€ (1.79)	€ (1.70)
Loss per share - diluted	€ (1.52)	€ (1.68)	€ (1.65)